SHARE-BASED COMPENSATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Expense	$ 3	$ 3	$ 1